Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases
Minimum lease payments to be received, Total	¥ 27,059
Minimum lease payments to be received, Less than 1 year	2,277
Minimum lease payments to be received, 1 to 2 years	2,277
Minimum lease payments to be received, 2 to 3 years	2,277
Minimum lease payments to be received, 3 to 4 years	2,277
Minimum lease payments to be received, 4 to 5 years	2,239
Minimum lease payments to be received, More than 5 years	¥ 15,712